Investments (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Disclosure of joint ventures [line items]
Revenue	R$ 244,278	R$ 146,911	R$ 147,128
Cost of products sold	228,319	136,362	134,714
Gross revenue (expenses)	155,742	47,876	441
Selling expenses	(10,087)	(6,676)	(2,732)
Finance profit	129,323	110,090	192,644
Finance costs	137,879	76,646	154,270
Income and social contribution taxes	25,919	5,949	1,451
Loss for the year	126,338	27,310	R$ 7,989
Cresca's [Member]
Disclosure of joint ventures [line items]
Revenue	83	12,916
Cost of products sold	(684)	(14,404)
Gross revenue (expenses)	(601)	(1,488)
Selling expenses	(34)	891
Administrative expenses	(374)	(979)
Other profit/expenses	437	92
Finance profit	32,340	(578)
Finance costs	16	(5,257)
Loss before tax	31,784	(9,285)
Income and social contribution taxes	(2,443)
Loss for the year	29,341	(9,285)
Company's interest 50%	14,671	(4,643)
Amortization of fair value adjustment on the purchase date (shareholders loans)		218
Equity method	R$ 14,671	R$ (4,425)